Notes Payable - Schedule of Senior Convertible Notes (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	May 25, 2018	Dec. 31, 2017
Senior Notes			$ 2,580,000
Balance		$ 230,000		$ 2,448,570
Current portion		(230,000)		(2,448,570)
Long-term portion
Senior Convertible Notes [Member]
Senior Notes		230,000		2,580,000
Less: Debt issuance costs				$ (131,430)